Income Taxes (Summary of Provision for (Recovery of) Income Taxes) (Parenthetical) (Details) $ in Millions	12 Months Ended
Oct. 31, 2023 CAD ($)
Income Taxes [Abstract]
Tax effect from change in tax rate	$ 585